Intangible Assets (Details 3) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Goodwill
Balance at the beginning of the period	$ 1,640,534,000	$ 1,631,716,000	$ 1,631,252,000
Goodwill revision	133,000		7,114,000
Goodwill acquired during the period	1,395,000	9,151,000	2,455,000
Goodwill allocated to dispositions during the year			(9,105,000)
Other		(333,000)
Balance at the end of the period	1,641,796,000	1,640,534,000	1,631,716,000
Regency
Goodwill
Cash received on settlement of net working capital			3,900,000
Specialty Hospitals
Goodwill
Balance at the beginning of the period	1,333,220,000	1,333,553,000	1,330,609,000
Goodwill revision			7,114,000
Goodwill acquired during the period	1,395,000		(1,420,000)
Goodwill allocated to dispositions during the year			(2,750,000)
Other		(333,000)
Balance at the end of the period	1,334,615,000	1,333,220,000	1,333,553,000
Outpatient Rehabilitation
Goodwill
Balance at the beginning of the period	307,314,000	298,163,000	300,643,000
Goodwill revision	133,000
Goodwill acquired during the period		9,151,000	3,875,000
Goodwill allocated to dispositions during the year			(6,355,000)
Balance at the end of the period	$ 307,181,000	$ 307,314,000	$ 298,163,000